SUBSEQUENT EVENTS (Details) - USD ($)	May 09, 2022	Dec. 09, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 08, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Equity		$ 32,500,000
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event | Private Placement
Subsequent Event [Line Items]
Equity	$ 100,000,000
Shares authorized for issuance as a percentage of voting power	19.99%